Lease Liabilities	6 Months Ended
Feb. 28, 2021
Lease Liabilities [Abstract]
Lease Liabilities

6. LEASE LIABILITIES

Below is a summary of the activity related to the Company’s lease liabilities.

August 31, 2020	1,270
Net additions	78
Interest on lease liabilities	22
Interest payments on lease liabilities	(22)
Principal payments of lease liabilities	(58)
Other	-
Balance as at February 28, 2021	1,290

Current	113
Long-term	1,157
Balance as at August 31, 2020	1,270
Current	108
Long-term	1,182
Balance as at February 28, 2021	1,290